Expense Example	May 01, 2026 USD ($)
Emerging Markets Fund | Emerging Markets Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 729
Expense Example, with Redemption, 3 Years	1,058
Expense Example, with Redemption, 5 Years	1,409
Expense Example, with Redemption, 10 Years	2,395
Emerging Markets Fund | Emerging Markets Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,469
Emerging Markets Fund | Emerging Markets Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,520
Emerging Markets Fund | Emerging Markets Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,429
Global Resources Fund | Global Resources Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,332
Expense Example, with Redemption, 10 Years	2,243
Global Resources Fund | Global Resources Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,338
Global Resources Fund | Global Resources Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,427
International Investors Gold Fund | International Investors Gold Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	701
Expense Example, with Redemption, 3 Years	966
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,063
International Investors Gold Fund | International Investors Gold Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,139
Expense Example, with Redemption, 10 Years	2,452
International Investors Gold Fund | International Investors Gold Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,289
International Investors Gold Fund | International Investors Gold Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
CM Commodity Index Fund | CM Commodity Index Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	945
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	2,092
CM Commodity Index Fund | CM Commodity Index Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,030
CM Commodity Index Fund | CM Commodity Index Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,089
VanEck Morningstar Wide Moat Fund | VanEck Morningstar Wide Moat Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	2,095
VanEck Morningstar Wide Moat Fund | VanEck Morningstar Wide Moat Fund Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,178
Onchain Economy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
VanEck Emerging Markets Bond ETF | VanEck Emerging Markets Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
VanEck India Select ETF | VanEck India Select ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240